Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations and Plan Assets
The changes in the funded status of the Swiss Plan during the fiscal years ended June 30, 2019 and 2018 were as follows:

Year Ended June 30,	2019	2018
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	$62,554	$59,518
Service cost	3,629	3,766
Interest cost	528	424
Benefits accumulated, net of benefits paid	(103)	1,474
Plan amendments	—	(4,068)
Actuarial (gain) loss on obligation	6,690	1,606
Participant contributions	1,557	1,415
Currency translation adjustment	(1,372)	(1,581)
Projected benefit obligation, end of period	$73,483	$62,554
Change in plan assets:
Plan assets at fair value, beginning of period	49,034	42,990
Actual return on plan assets	342	1,566
Employer contributions	2,965	2,731
Participant contributions	1,557	1,415
Benefits accumulated, net of benefits paid	(103)	1,474
Currency translation adjustment	(1,076)	(1,142)
Plan assets at fair value, end of period	$52,719	$49,034
Amounts recognized in consolidated balance sheets:
Other non-current assets:
Deferred tax asset	$4,392	$2,859
Other non-current liabilities:
Underfunded pension liability	20,764	13,520
Amounts recognized in accumulated other comprehensive income:
Pension adjustment	$(11,784)	$2,846
Accumulated benefit obligation, end of period	$69,682	$59,800

Schedule of Net Periodic Pension Costs
Net periodic pension cost associated with the Swiss Plan included the following components:

Year Ended June 30,	2019	2018	2017
Service cost	$3,629	$3,766	$3,689
Interest cost	528	424	163
Expected return on plan assets	951	849	(742)
Net actuarial loss and prior service credit	185	203	594
Net periodic pension cost	$5,293	$5,242	$3,704

Schedule of Projected and Accumulated Benefit Obligations Rates
The projected and accumulated benefit obligations for the Swiss Plan were calculated as of June 30, 2019 and 2018 using the following assumptions:

June 30,	2019	2018
Discount rate	0.5%	0.9%
Salary increase rate	2.0%	2.0%

Schedule of Assumptions Used in Calculation of Net Periodic Pension Cost
The net periodic pension cost for the Swiss Plan was calculated during the fiscal years ended June 30, 2019, 2018, and 2017 using the following assumptions:

Year Ended June 30,	2019	2018	2017
Discount rate	0.9%	0.8%	0.3%
Salary increase rate	2.0%	2.0%	2.0%
Expected return on plan assets	2.0%	2.0%	2.0%

Schedule of Swiss Plan's Asset Allocation
The Swiss Plan is legally separate from II-VI, as are the assets of the plan. As of June 30, 2019, the Swiss Plan’s asset allocation was as follows (all of which are categorized as Level 2 in the fair value hierarchy):

June 30,	2019	2018
Fixed income investments	12.0%	12.0%
Equity investments	50.0%	50.0%
Real estate	28.0%	31.0%
Cash	7.0%	4.0%
Other	3.0%	3.0%
	100.0%	100.0%

Schedule of Estimated Future Benefit Payments Under Swiss Plan	Estimated future benefit payments under the Swiss Plan are estimated to be as follows:

Year Ending June 30,
($000)
2020	$3,400
2021	2,900
2022	3,000
2023	3,300
2024	5,100
Next five years	$24,300